Tradr 2X Long CRML Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$17,415,885
TOTAL NET ASSETS — 100.0%	$17,415,885

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Critical Metals, Corp.	Receive	8.63% (OBFR01* + 500bps)	At Maturity	2/17/2027	$494,724	$-	$(16,967,086)
Marex	Critical Metals, Corp.	Receive	6.63% (OBFR01* + 300bps)	At Maturity	3/9/2027	31,490,830	-	2,730,180
TOTAL EQUITY SWAP CONTRACTS								$(14,236,906)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.